Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-Based Compensation [Abstract]
Schedule of Fair Value Assumptions
The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

	For Year Ended December 31,
	2014	2015
	RMB	RMB

Risk-free interest rate	2.99%	2.61%~ 2.833%
Contract life	10 years	10 years
Expected volatility range	50.48%	48.78%~ 48.96%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying shares on the date of option grants (RMB)	13.32	16.23~22.63

Summary of Stock Option Activity
A summary of option activity under the 2014 Plan and 2015 Plan during the years ended December 31, 2014, 2015 and 2016 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB

Outstanding, as of January 1, 2014	7,515,838	0.1	8.10	-
Granted	8,892,833
Forfeited	(1,255,648)

Outstanding, as of December 31, 2014	15,153,023	0.1	8.60	-
Granted	4,472,745
Forfeited	(1,311,296)
Expired	(113,421)
Exercised	(1,626,197)

Outstanding, as of December 31, 2015	16,574,854	3.5	8.02	-

Granted	-
Forfeited	(1,118,589)
Expired	(59,813)
Exercised	(2,544,255)

Outstanding, as of December 31, 2016	12,852,197	2.2	7.2	-

Expected to vest as of December 31, 2016	3,016,724	6.2	7.8	-
Exercisable as of December 31, 2016	9,188,518	0.6	6.9	250,979

Schedule of restricted share units activities
A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2016 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB

Outstanding, as of January 1, 2016	3,976,311	17.28
Granted	3,663,574	18.32
Forfeited	(793,355)

Outstanding, as of December 31, 2016	6,846,530	17.83

Schedule of Allocated Share-Based Compensation Expense
	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Fulfillment	460	1,440	1,755
Sales and marketing	5,469	9,793	13,370
Technology and content	26,311	5,047	7,875
General and administrative	52,723	8,915	11,185

	84,963	25,195	34,185